Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A

Collection Period	30-Sep-17	30/360 Days	30	Collection Period Start	1-Sep-17
Distribution Date	16-Oct-17	Actual/360 Days	31	Collection Period End	30-Sep-17
				Prior Month Settlement Date	15-Sep-17
				Current Month Settlement Date	16-Oct-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,507,365,780.81	408,136,582.69	385,387,357.02	0.264021
Yield Supplement Overcollaterization		47,683,620.22	7,224,749.60	6,622,179.57
Total Adjusted Portfolio		1,459,682,160.59	400,911,833.09	378,765,177.45
Total Adjusted Securities		1,459,180,628.33	400,911,833.09	378,765,177.45	0.259574
Class A-1 Notes	0.35000%	335,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.67000%	392,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.05000%	546,000,000.00	214,731,204.76	192,584,549.12	0.352719
Class A-4 Notes	1.50000%	127,800,000.00	127,800,000.00	127,800,000.00	1.000000
Certificates	0.00000%	58,380,628.33	58,380,628.33	58,380,628.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	22,146,655.64	187,889.80	40.5616404	0.3441205
Class A-4 Notes	0.00	159,750.00	—	1.2500000
Certificates	0.00	0.00	—	—

Total Securities	22,146,655.64	347,639.80

NISSAN AUTO RECEIVABLES 2015-A

I. COLLECTIONS

Interest:
Interest Collections	916,684.64
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	916,684.64
Principal:
Principal Collections	22,376,138.53
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	22,376,138.53
Recoveries of Defaulted Receivables	230,542.65
Servicer Advances	3,720.49

Total Collections	23,527,086.31

NISSAN AUTO RECEIVABLES 2015-A

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	43,414	400,911,833.09
Total Principal Payment		22,146,655.64

	42,401	378,765,177.45
III. DISTRIBUTIONS
Total Collections		23,527,086.31
Reserve Account Draw		0.00
Total Available for Distribution		23,527,086.31
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		340,113.82
Servicing Fee Paid		340,113.82
Servicing Fee Shortfall		0.00

NISSAN AUTO RECEIVABLES 2015-A

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	187,889.80
Class A-3 Notes Monthly Interest Paid	187,889.80
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

NISSAN AUTO RECEIVABLES 2015-A

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,750.00
Class A-4 Notes Monthly Interest Paid	159,750.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	347,639.80
Total Note Monthly Interest Paid	347,639.80
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	22,839,332.69
4. Total Monthly Principal Paid on the Notes	22,146,655.64
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	22,146,655.64
Change in Total Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO RECEIVABLES 2015-A

5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	692,677.05
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	692,677.05
V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,647,951.57
Required Reserve Account Amount	3,649,205.40
Beginning Reserve Account Balance	3,649,205.40
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,649,205.40
Required Reserve Account Amount for Next Period	3,649,205.40

NISSAN AUTO RECEIVABLES 2015-A

VI. POOL STATISTICS

Weighted Average Coupon			2.76%
Weighted Average Remaining Maturity			28.93

		Amount	Number
Principal on Defaulted Receivables		373,087.14	29
Principal Recoveries of Defaulted Receivables		230,542.65

Monthly Net Loss		142,544.49
Pool Balance at Beginning of Collection Period		408,136,582.69
Net Loss Ratio for Third Preceding Collection Period		0.40%
Net Loss Ratio for Second Preceding Collection Period		-0.01%
Net Loss Ratio for Preceding Collection Period		0.47%
Net Loss Ratio for Current Collection Period		0.42%
Four-Month Average Net Loss Ratio		0.32%
Cumulative Net Losses for all Periods		8,762,904.36

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,557,882.38	275	0.92%
61-90 Days Delinquent	796,778.92	67	0.21%
91-120 Days Delinquent	216,260.18	17	0.06%
More than 120 Days	50,112.81	2	0.01%

Total Delinquent Receivables:	4,621,034.29	361	1.20%

NISSAN AUTO RECEIVABLES 2015-A

61+ Days Delinquencies as Percentage of Receivables
Delinquency Ratio for Third Preceding Collection Period	0.26%	0.20%
Delinquency Ratio for Second Preceding Collection Period	0.30%	0.23%
Delinquency Ratio for Preceding Collection Period	0.34%	0.24%
Delinquency Ratio for Current Collection Period	0.28%	0.20%
Four-Month Average Delinquency Ratio	0.30%	0.22%

NISSAN AUTO RECEIVABLES 2015-A

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO